SPDR® Index Shares Funds

SPDR S&P Emerging Asia Pacific ETF

SPDR S&P China ETF

SPDR Portfolio Emerging Markets ETF

SPDR S&P Emerging Markets Small Cap ETF

(each, a “Fund” and collectively, the “Funds”)

Supplement dated November 22, 2019 to the Prospectus

dated January 31, 2019, as may be supplemented from time to time

Effective immediately, the following changes are made to the Prospectus in connection with China A Shares being included in each Fund’s underlying index:

SPDR S&P Emerging Asia Pacific ETF

1.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 18 is deleted and replaced with the following:

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging Asian Pacific markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. Country classification is reviewed annually and determined based on quantitative criteria and feedback from market participants via a publicly available market consultation. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6- month median daily value traded are included for each country. Once included, all current constituents with float adjusted market capitalizations of at least $75 million and sufficient liquidity will remain in the S&P Global BMI for each country. The Index is “float-adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation. All stocks are weighted proportionally to their float-adjusted market capitalization and the Index is reconstituted annually in September. In addition, the Index rebalances quarterly to allow for changes in shares outstanding and the inclusion of eligible initial public offerings. As of October 31, 2019, a significant portion of the Fund comprised companies in the financial, consumer discretionary and technology sectors, although this may change from time to time. As of October 31, 2019, countries represented in the Fund included China (which includes investments in China A Shares), India, Indonesia, Malaysia, Pakistan, the Philippines, Taiwan and Thailand. As of October 31, 2019, a significant portion of the Fund comprised companies located in China, India and Taiwan, although this may change from time to time. As of October 31, 2019, the Index comprised 3,366 securities.

2.	The following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 19:

Consumer Discretionary Sector Risk: The success of consumer product manufacturers and retailers is tied closely to the performance of the overall global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

SPDR S&P China ETF

3.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 24 is deleted and replaced with the following:

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in China available to foreign investors. The Index also may include equity securities issued by companies incorporated in Mainland China that are denominated and currently traded in Renminbi on the Shanghai or Shenzhen Exchanges via the Shanghai-Hong Kong Stock Connect or Shenzhen-Hong Kong Stock Connect facilities (commonly known as “A Shares” or “China A Shares”). The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. Country classification is reviewed annually and determined based on quantitative criteria and feedback from market participants via a publicly available market consultation. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country. Once included, all current constituents with float-adjusted market capitalizations of at least $75 million and sufficient liquidity will remain in the S&P Global BMI for each country. The Index is “float-adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation. All stocks are weighted proportionally to their float-adjusted market capitalization and the Index is reconstituted annually in September. In addition, the Index rebalances quarterly to allow for changes in shares outstanding and the inclusion of eligible initial public offerings. As of October 31, 2019, a significant portion of the Fund comprised companies in the financial, consumer discretionary and communication services sectors, although this may change from time to time. As of October 31, 2019, the Index comprised 1,729 securities.

4.

The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 25 is updated to (i) remove “Technology Sector Risk” as a principal risk of the Fund, and (ii) add the following principal risk:

Communication Services Sector Risk: Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

SPDR Portfolio Emerging Markets ETF

5.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 39 is deleted and replaced with the following:

The Index is a market capitalization weighted index designed to define and measure the investable universe of publicly traded companies domiciled in emerging markets. The Index component securities are a subset, based on region, of component securities included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. Country classification is reviewed annually and determined based on quantitative criteria and feedback from market participants via a publicly available market consultation. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on

12-month median value traded ratio and 6-month median daily value traded are included for each country. Once included, all current constituents with float-adjusted market capitalizations of at least $75 million and sufficient liquidity will remain in the S&P Global BMI for each country. The Index is “float adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation. All stocks are weighted proportionally to their float-adjusted market capitalization and the Index is reconstituted annually in September. In addition, the Index rebalances quarterly to allow for the inclusion of eligible initial public offerings. As of October 31, 2019, a significant portion of the Fund comprised companies in the financial sector, although this may change from time to time. As of October 31, 2019, countries represented in the Fund included Brazil, Chile, China (which includes investments in China A Shares), Colombia, the Czech Republic, Egypt, Greece, Hong Kong, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. As of October 31, 2019, a significant portion of the Fund comprised companies located in China, although this may change from time to time. As of October 31, 2019, the Index comprised 4,185 securities.

6.	The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 46 is updated to remove “Technology Sector Risk” as a principal risk of the Fund.

SPDR S&P Emerging Markets Small Cap ETF

7.	The third paragraph in “THE FUND’S PRINCIPAL INVESTMENT STRATEGY” section beginning on page 134 is deleted and replaced with the following:

The Index is a float-adjusted market capitalization weighted index designed to represent the small capitalization segment of emerging countries included in the S&P Global BMI (Broad Market Index). The S&P Global BMI is a rules-based index that measures global stock market performance. The Index is reconstituted annually. A country will be eligible for inclusion in the S&P Global BMI if it is classified as either a developed or emerging market by the S&P Global Equity Index Committee. Country classification is reviewed annually and determined based on quantitative criteria and feedback from market participants via a publicly available market consultation. All publicly listed companies with float-adjusted market capitalizations of at least $100 million and sufficient liquidity based on 12-month median value traded ratio and 6-month median daily value traded are included for each country. Once included, all current constituents with float-adjusted market capitalizations of at least $75 million and sufficient liquidity will remain in the S&P Global BMI for each country. All stocks are weighted proportionally to their float-adjusted market capitalization and the Index is rebalanced annually. To be included in the Index, a publicly listed company must have a total market capitalization between $100 million and $2 billion, and be located in a country that meets emerging markets status. The Index is “float-adjusted,” meaning that only those shares publicly available to investors are included in the Index calculation. As of October 31, 2019, a significant portion of the Fund comprised companies in the technology and industrial sectors, although this may change from time to time. As of October 31, 2019, countries represented in the Fund included Brazil, Chile, China (which includes investments in China A Shares), Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and the United Arab Emirates. As of October 31, 2019, a significant portion of the Fund comprised companies located in Taiwan and China, although this may change from time to time. As of October 31, 2019, the Index comprised 2,577 securities.

8.

The “PRINCIPAL RISKS OF INVESTING IN THE FUND” section beginning on page 135 is updated to (i) remove “Consumer Discretionary Sector Risk” as a principal risk of the Fund, and (ii) add the following principal risks:

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

China: The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represent a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. International trade tensions may arise from time to time which can result in trade tariffs, embargoes, trade limitations, trade wars and other negative consequences. These consequences may trigger a reduction in international trade, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry with a potentially severe negative impact to the Fund. The Fund may invest in shares of Chinese companies traded on stock markets in Mainland China or Hong Kong. These stock markets have recently experienced high levels of volatility, which

All Funds

9.	The following is added to the “PRINCIPAL RISKS OF INVESTING IN THE FUND” section for each Fund:

Risks of Investing in China A Shares: The A Share market is volatile with a risk of suspension of trading in a particular security or multiple securities or government intervention. Securities in the A Share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities and may impact the ability of the Fund to track its Index. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A Share market than for Chinese securities markets generally because the A Share market is subject to greater government restrictions and control, including trading suspensions. China A Shares are only available to non-mainland China investors (i) through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators or (ii) through the Hong Kong-Shanghai Stock Connect or Shenzhen-Hong Kong Stock Connect programs (“Stock Connect”). The Fund may invest in China A Shares through the Adviser, who is licensed as a Renminbi Qualified Foreign Institutional Investor (“RQFII”) from the China Securities Regulatory Commission and has received an initial RQFII quota by China’s State Administration of Foreign Exchange (“SAFE”). The RQFII quota may be reduced or revoked by Chinese regulators if, among other things, the Adviser fails to observe SAFE regulations and other applicable Chinese regulations, which could also lead to other adverse consequences, including the requirement that the Fund dispose of its A Shares holdings. The Fund may also invest in China A Shares through Stock Connect. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including daily quotas that limit the maximum daily net purchases on any particular day.

10.	The risk chart within the “ADDITIONAL RISK INFORMATION” section beginning on page 203 is updated to reflect the following:

•	Consumer Discretionary Sector Risk is a principal risk of the SPDR S&P Emerging Markets Asia Pacific ETF.

•	Communication Services Sector Risk is a principal risk of the SPDR S&P China ETF.

•	Technology Sector Risk is no longer a principal risk of the SPDR S&P China ETF and SPDR Portfolio Emerging Markets ETF.

•	Industrial Sector Risk and China Risk are each a principal risk and Consumer Discretionary Sector Risk is no longer a principal risk of the SPDR S&P Emerging Markets Small Cap ETF.

11.

The risk discussion related to China A Shares beginning on page 229 which previously only applied to the SPDR MSCI China A Shares IMI ETF now applies to each of the Funds. In addition, all references in this discussion to “Sub-Adviser” shall be construed to mean “Adviser.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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